Offerings - Offering: 1	Dec. 31, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	10,110
Maximum Aggregate Offering Price	$ 95,434,371.64
Offering Note

(1) At the Effective Time of the merger contemplated by the Agreement and Plan of Merger, dated September 2, 2025 (the “Merger Agreement”), by and among BT Brands, Inc. (the “Registrant”), Aero Velocity Inc. (“Aero”) and Aero Merger Sub Inc. (“Merger Sub”), each share of capital stock of Aero issued and outstanding immediately prior to the Effective Time will be converted into the right to receive, as merger consideration, an aggregate of 10,110 shares of the Registrant’s Series A Convertible Preferred Stock (comprised of Series A-1 Convertible Preferred Stock and Series A-2 Convertible Preferred Stock, together, the “Series A Convertible Preferred Stock”). The Series A Convertible Preferred Stock is convertible into shares of the Registrant’s common stock, par value $0.001 per share (the “Common Stock”), at the applicable conversion prices described in the Registration Statement, and this Registration Statement also registers 68,409,284 shares of Common Stock issuable upon such conversion.

(2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum aggregate offering price is based on (a) $1.39505, the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Capital Market on December 24, 2025 (within five business days of the date of filing of this Exhibit 107), in accordance with Rule 457(c) under the Securities Act, multiplied by (b) 68,409,284 shares of Common Stock issuable upon conversion of the Series A Convertible Preferred Stock registered hereby. Pursuant to Rule 457(i) under the Securities Act, no additional registration fee is payable with respect to the shares of Common Stock issuable upon conversion of the Series A Convertible Preferred Stock, which are listed separately in the table for registration purposes only.

(3) Pursuant to Rule 416 under the Securities Act, the securities registered hereunder include such indeterminate number of additional securities as may become issuable as a result of stock splits, stock dividends or similar transactions.